Summary of significant accounting policies (Details 1)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
IRSA's Direct Interest [Member] | IRSA Propiedades Comerciales S.A. [Member]
Disclosure of associates [line items]
Country	[1]	Argentina
Main activity	[1]	Real estate
% of ownership interest held by the Group	[1]	86.34%	94.61%	94.61%
IRSA's Direct Interest [Member] | E-Commerce Latina S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Efanur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Hoteles Argentinos S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		80.00%	80.00%	80.00%
IRSA's Direct Interest [Member] | Inversora Bolivar S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Llao Llao Resorts S.A. [Member]
Disclosure of associates [line items]
Country	[2]	Argentina
Main activity	[2]	Hotel
% of ownership interest held by the Group	[2]	50.00%	50.00%	50.00%
IRSA's Direct Interest [Member] | Nuevas Fronteras S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		76.34%	76.34%	76.34%
IRSA's Direct Interest [Member] | Palermo Invest S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Ritelco S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Tyrus S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | U.T. IRSA And Galerias Pacifico [Member]
Disclosure of associates [line items]
Country	[2],[3]	Argentina
Main activity	[2],[3]	Investment
% of ownership interest held by the Group	[2],[3]	50.00%	50.00%
IRSA CP's Direct Interest [Member] | Arcos del Gourmet S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		90.00%	90.00%	90.00%
IRSA CP's Direct Interest [Member] | Emprendimiento Recoleta S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		53.68%	53.68%	53.68%
IRSA CP's Direct Interest [Member] | Fibesa S.A. [Member]
Disclosure of associates [line items]
Country	[4]	Argentina
Main activity	[4]	Real estate
% of ownership interest held by the Group	[4]	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | Panamerican Mall S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		80.00%	80.00%	80.00%
IRSA CP's Direct Interest [Member] | Shopping Neuquen S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		99.92%	99.92%	99.14%
IRSA CP's Direct Interest [Member] | Torodur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | Entertainment Holdings S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		70.00%	70.00%
IRSA CP's Direct Interest [Member] | Centro De Entretenimiento La Plata [Member]
Disclosure of associates [line items]
Country	[3]	Argentina
Main activity	[3]	Real estate
% of ownership interest held by the Group	[3]	100.00%
Tyrus S.A.'s Direct Interest [Member] | Dolphin Fund Ltd. [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group		91.57%	91.57%	91.57%
Tyrus S.A.'s Direct Interest [Member] | I Madison LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group			100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | IRSA Development LP [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group			100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | IRSA International LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Jiwin S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Liveck S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Real Estate Investment Group IV LP (REIG IV) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group			100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Real Estate Investment Group V LP (REIG V) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Real Estate Strategies LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Efanur S.A.'s Direct Interest [Member] | Real Estate Investment Group VII LP (REIG VII) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group		100.00%
DFL's Direct Interest [Member] | IDB Development Corporation Ltd [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	68.28%	68.28%
DFL's Direct Interest [Member] | Dolphin IL Investment Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%
DIL's Direct Interest [Member] | Discount Investment Corporation Ltd. [Member]
Disclosure of associates [line items]
Country	[5]	Israel
Main activity	[5]	Investment
% of ownership interest held by the Group	[5]	76.57%	77.25%	76.43%
IDBD's Direct Interest [Member] | IDB Tourism (2009) Ltd [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Tourism services
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IDBD's Direct Interest [Member] | IDB Group Investment Inc. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
DIC's Direct Interest [Member] | Property And Building Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		64.40%	64.40%	76.45%
DIC's Direct Interest [Member] | Shufersal Ltd. [Member]
Disclosure of associates [line items]
Country	[6]	Israel
Main activity	[6]	Retail
% of ownership interest held by the Group	[6]		54.19%	52.95%
DIC's Direct Interest [Member] | Cellcom Israel Ltd. [Member]
Disclosure of associates [line items]
Country	[7]	Israel
Main activity	[7]	Telecommunications
% of ownership interest held by the Group	[7]	43.14%	42.26%	41.77%
DIC's Direct Interest [Member] | Elron Electronic Industries Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		50.30%	50.30%	50.30%
DIC's Direct Interest [Member] | Bartan Holdings and Investments Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		55.68%	55.68%	55.68%
DIC's Direct Interest [Member] | Epsilon Investment House Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		68.75%	68.75%	68.75%

[1]	Includes interest held through E-Commerce Latina S.A. and Tyrus S.A..
[2]	The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerias Pacifico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.
[3]	Corresponds to acquisitions and constitutions of new entities considered not material as a whole.
[4]	Includes interest held through Ritelco S.A. and Torodur S.A..
[5]	Includes Tyrus's equity interest. Until the present financial year, the participation was through Tyrus S.A. and IDBD.
[6]	Control was lost in June 30, 2018. See Note 4.G.
[7]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-a-vis other shareholders, with a stake of 46.16%, also taking into account the historic voting performance in the Shareholders' Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.